SUP-0119-0417

SANFORD C. BERNSTEIN FUND, INC.

Non-U.S. Stock Portfolios:

-International Portfolio

-Tax-Managed International Portfolio

Overlay Portfolios:

-Overlay A Portfolio

-Tax-Aware Overlay A Portfolio

-Overlay B Portfolio

-Tax-Aware Overlay B Portfolio

-Tax-Aware Overlay C Portfolio

-Tax-Aware Overlay N Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated April 26, 2017 to the Prospectus and Summary Prospectuses dated January 27, 2017 (the “Prospectuses”) of the International Portfolio, Tax-Managed International Portfolio, Overlay A Portfolio, Tax-Aware Overlay A Portfolio, Overlay B Portfolio, Tax-Aware Overlay B Portfolio, Tax-Aware Overlay C Portfolio and Tax-Aware Overlay N Portfolio of Sanford C. Bernstein Fund, Inc.

*        *        *          *        *

PORTFOLIO MANAGERS

Effective April 26, 2017, the following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for each Portfolio and reflects those persons responsible for day-to-day management of the Portfolio’s portfolio.

International Portfolio

Tax-Managed International Portfolio

Employee	Length of Service	Title
Sharon E. Fay	Since 2013	Senior Vice President of the Manager

Kent W. Hargis	Since 2013	Senior Vice President of the Manager

Avi Lavi	Since 2016	Senior Vice President of the Manager

Mark Phelps	Since April 2017	Senior Vice President of the Manager

Daniel C. Roarty	Since April 2017	Senior Vice President of the Manager

Nelson Yu	Since January 2017	Senior Vice President of the Manager

Effective July 1, 2017, the following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for each Portfolio and reflects those persons responsible for day-to-day management of the Portfolio’s portfolio.

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

Tax-Aware Overlay C Portfolio

Tax-Aware Overlay N Portfolio

Employee	Length of Service	Title
Daniel J. Loewy	Since 2010	Senior Vice President of the Manager

Alexander Barenboym	Since 2014	Senior Vice President of the Manager

Vadim Zlotnikov	Since 2014	Senior Vice President of the Manager

*        *        *          *        *

International Portfolio

Tax-Managed International Portfolio

Effective April 26, 2017, the following replaces the first and second paragraphs and corresponding table in the section “Management of the Portfolios — Portfolio Managers” in the Prospectus, which relate to the International and Tax-Managed International Portfolios.

The day-to-day management of, and investment decisions for, the International Portfolio and Tax-Managed International Portfolio are made by the International Team, comprised of senior International portfolio managers. No one person is principally responsible for coordinating the Portfolios’ investments.

The following table lists the persons within the International Team with the most significant responsibility for the day-to-day management of the Portfolios, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Sharon E. Fay; since 2013; Senior Vice President of the Manager	Senior Vice President of the Manager, with which she has been associated since prior to 2012. She is also Head of AB Equities since prior to 2012 and Chief Investment Officer of Global Value Equities since prior to 2012.

Kent W. Hargis; since 2013; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity to his current position since prior to 2012, and Head of Quantitative Research Equities.

Avi Lavi; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity to his current position since prior to 2012. He is also Chief Investment Officer of Global and International Value Equities.

Mark Phelps; since April 2017; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity since December 2013, when the Manager acquired W.P. Stewart & Co. Ltd. (“WPS”). Prior thereto, he was President and managing director of Global Investments of WPS from 2008 to June 2013. He also served as WPS’s Chief Executive Officer since prior to 2012.

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Daniel C. Roarty; since April 2017; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity since prior to 2012, and Chief Investment Officer of Global Growth and Thematic Team since 2013.

Nelson Yu; since January 2017; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2012, and Head of Quantitative Research for Equities.

Overlay A Portfolio

Tax-Aware Overlay A Portfolio

Overlay B Portfolio

Tax-Aware Overlay B Portfolio

Tax-Aware Overlay C Portfolio

Tax-Aware Overlay N Portfolio

Effective July 1, 2017, the following replaces the eleventh and twelfth paragraphs and corresponding table in the section “Management of the Portfolios — Portfolio Managers” in the Prospectus, which relate to the Overlay Portfolios.

The day-to-day management of, and investment decisions for each of the Overlay Portfolios are made by the Asset Allocation Team. No one person is principally responsible for coordinating the Portfolios’ investments.

The following table lists the persons within the Asset Allocation Team with the most significant responsibility for the day-to-day management of the Portfolios, the length of time that each person has been jointly and primarily responsible for the Portfolios, and each person’s principal occupation during the past five years:

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Daniel J. Loewy; since 2010; Senior Vice President of the Manager	Senior Vice President, Chief Investment Officer and Co-Head — Multi-Asset Solutions Allocation. Mr. Loewy has been associated with the Manager in similar capacities since prior to 2012.

Vadim Zlotnikov; since 2014; Senior Vice President of the Manager	Senior Vice President, Chief Market Strategist, Co-Head — Multi-Asset Solutions and Chief Investment Officer — Systematic and Index Strategies. Mr. Zlotnikov has been associated with the Manager in similar capacities since prior to 2012.

Alexander Barenboym; since 2014; Senior Vice President of the Manager	Senior Vice President, Portfolio Manager — Dynamic Asset Allocation. Mr. Barenboym has been associated with the Manager in similar capacities since prior to 2012.

*        *        *          *        *

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SUP-0119-0417